Income Before Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Income Before Income Tax [Line Items]
Domestic	$ 743,125	$ 725,651	$ 655,486
Foreign	52,711	61,216	27,728
Income before taxes on income	$ 795,836	$ 786,867	$ 683,214